Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 208,523		¥ 219,869
Fair value of plan assets at end of year		202,368		208,523
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		29,714		43,343
Unrealized and realized gains / loss		1,630		(4,853)
Purchases / sales and other settlement		(1,466)		(8,776)
Fair value of plan assets at end of year		29,878		29,714
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		9,418	[1]	16,321
Unrealized and realized gains / loss		415		(3,608)
Purchases / sales and other settlement		(694)		(3,295)
Fair value of plan assets at end of year	[1]	9,139		9,418
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		20,296	[2],[3]	27,022
Unrealized and realized gains / loss		1,215		(1,245)
Purchases / sales and other settlement		(772)		(5,481)
Fair value of plan assets at end of year	[2],[3]	¥ 20,739		¥ 20,296

[1]	Includes corporate type equity investments.
[2]	Certain plan assets that are carried at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and 2026, the fair value of these assets was ¥35,529 million and ¥38,092 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.